Other Current Liability - Summary of Revenue Recognized in Relation to Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 209	$ 744
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	93	668
Transportation Service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	56	17
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 60	$ 59